RELATED PARTY TRANSACTIONS (Details Narrative)	12 Months Ended
	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2024 USD ($)
Related Party Transactions [Abstract]
Related Party Transaction, Amounts of Transaction	$ 1,129,000
Notes and Loans Payable			$ 800,000
Other Loans Payable			$ 1,000,000